INVESTMENTS (Schedule of fair value of the warrants) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Warrants CAD 0.30 [Member]
Share price	$ 0.21
Exercise price	$ 0.22
Volatility	100.00%
Risk-free interest rate	4.10%
Dividend yield	0.00%
Expected term in years	1 month 6 days
Fair value	$ 0.02
Quantity owned | $	$ 1,666,667
Fair value | $	$ 34,000
Warrants CAD 1.00 [Member]
Share price	$ 0.21
Exercise price	$ 0.74
Volatility	100.00%
Risk-free interest rate	4.10%
Dividend yield	0.00%
Expected term in years	1 month 6 days
Fair value	$ 0
Quantity owned | $	$ 333,333
Fair value | $	$ 0